Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jul. 31, 2024
C000243188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.38%
S&P 500 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.65%